13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number: 	028-05406

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Michelle Clayman
Title:	      Manager, Chief Investment Officer
Phone:	      212-689-1500
Signature, Place, and Date of Signing:

	Michelle Clayman 	New York, New York	November 5, 2003

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        76

Form 13F Information Table Value Total:  $1946192


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101    35001   888586 SH       SOLE                   399773            488813
Advanced Fibre Communication   COM              00754A105    21122  1008230 SH       SOLE                   488040            520190
Alberto-Culver Co              COM              013068101    36110   613910 SH       SOLE                   295720            318190
Alltel Corp                    COM              020039103     7506   161975 SH       SOLE                   113435             48540
Altera Corp                    COM              021441100     9204   486234 SH       SOLE                   221784            264450
Amgen Inc                      COM              031162100    19080   295715 SH       SOLE                   198315             97400
Avery Dennison Corp            COM              053611109    22951   454300 SH       SOLE                   276500            177800
Barr Labs Inc                  COM              068306109    25387   372190 SH       SOLE                   177590            194600
Bed Bath & Beyond Inc          COM              075896100    24794   647860 SH       SOLE                   339340            308520
BellSouth Corporation          COM              079860102    16348   690384 SH       SOLE                   303834            386550
Borders Group Inc Com          COM              099709107    36139  1910110 SH       SOLE                  1021630            888480
Centex Corp                    COM              152312104    20898   268330 SH       SOLE                   183230             85100
ChoicePoint Inc                COM              170388102    19140   571356 SH       SOLE                   257185            314171
Church & Dwight Inc            COM              171340102    35103  1003230 SH       SOLE                   501010            502220
Cisco Sys Inc                  COM              17275R102     9179   468530 SH       SOLE                   318880            149650
Citigroup Inc                  COM              172967101    19181   421460 SH       SOLE                   286778            134682
Columbia Sportswear Co         COM              198516106    25813   489350 SH       SOLE                   302276            187074
ConocoPhillips                 COM              20825C104    18992   346880 SH       SOLE                   237040            109840
Corinthian Colleges Inc        COM              218868107    39399   689882 SH       SOLE                   334522            355360
Costco Wholesale Corp          COM              22160K105    15272   490280 SH       SOLE                   333200            157080
Countrywide Financial Corp     COM              222372104    68757   878353 SH       SOLE                   475735            402618
Cytec Industries Inc           COM              232820100    25883   709110 SH       SOLE                   347210            361900
DTE Energy Co                  COM              233331107    46492  1260295 SH       SOLE                   706290            554005
Danaher Corp Del               COM              235851102    34794   471076 SH       SOLE                   250994            220082
Dentsply Int'l Inc             COM              249030107    36068   804364 SH       SOLE                   389754            414610
Dollar Tree Stores             COM              256747106    32782   977120 SH       SOLE                   482060            495060
Du Pont E I De Nemours & Co    COM              263534109    10251   256200 SH       SOLE                   176200             80000
Edison International           COM              281020107    16272   851940 SH       SOLE                   313170            538770
Edwards A.G. Inc               COM              281760108    27021   703480 SH       SOLE                   342780            360700
Estee Lauder Cos Inc Cl A      COM              518439104    18857   552990 SH       SOLE                   375970            177020
Fair Isaac Corp                COM              303250104    32249   546960 SH       SOLE                   263855            283105
First Data Corp                COM              319963104    16007   400580 SH       SOLE                   271980            128600
First Health Group Corp        COM              320960107    32853  1251065 SH       SOLE                   604395            646670
Franklin Resources             COM              354613101    50680  1146340 SH       SOLE                   672360            473980
HCA Inc                        COM              404119109     9982   270820 SH       SOLE                   185020             85800
Harris Corp                    COM              413875105      225     6300 SH       SOLE                     6300
Hilb Rogal & Hamilton Co       COM              431294107     8097   260850 SH       SOLE                   211790             49060
ITT Educational Services Inc   COM              45068B109    31637   660200 SH       SOLE                   344750            315450
Intel Corp                     COM              458140100    17480   635160 SH       SOLE                   429460            205700
Intuit Inc                     COM              461202103    11512   238650 SH       SOLE                   162650             76000
Johnson & Johnson              COM              478160104    14961   302120 SH       SOLE                   206070             96050
Knight-Ridder Inc              COM              499040103    47732   715617 SH       SOLE                   380097            335520
Landstar System Inc            COM              515098101    31295   509600 SH       SOLE                   240990            268610
Lehman Bros Hldgs Inc          COM              524908100    24632   356570 SH       SOLE                   239790            116780
Limited Brands Inc             COM              532716107    45611  3024601 SH       SOLE                  1652251           1372350
Lowes Co                       COM              548661107    15890   306170 SH       SOLE                   205910            100260
MBNA Corp                      COM              55262L100    14847   651180 SH       SOLE                   472615            178565
Maxim Integrated Products      COM              57772K101    44805  1137478 SH       SOLE                   655398            482080
McDonald's Corp                COM              580135101    20345   864280 SH       SOLE                   582380            281900
Mentor Corp                    COM              587188103     8415   369080 SH       SOLE                   159550            209530
Merrill Lynch & Co Inc         COM              590188108    29403   549280 SH       SOLE                   263880            285400
Microsoft Corp                 COM              594918104    19131   688170 SH       SOLE                   461970            226200
Monaco Coach Corp              COM              60886R103    25747  1555730 SH       SOLE                   763650            792080
Omnicare Inc                   COM              681904108    42043  1165909 SH       SOLE                   583455            582454
Omnicom Group Inc              COM              681919106    45267   630015 SH       SOLE                   370495            259520
PepsiCo                        COM              713448108    19335   421885 SH       SOLE                   284560            137325
Pitney Bowes Inc               COM              724479100    46613  1216420 SH       SOLE                   677100            539320
Plantronics Inc New            COM              727493108    15320   641790 SH       SOLE                   277620            364170
Pogo Producing Co              COM              730448107    31281   690844 SH       SOLE                   344974            345870
Praxair Inc                    COM              74005P104    37631   607447 SH       SOLE                   335967            271480
Procter & Gamble               COM              742718109    25191   271400 SH       SOLE                   131900            139500
Protective Life Corp           COM              743674103    30349  1016724 SH       SOLE                   502214            514510
Pulte Homes Inc                COM              745867101    41058   603704 SH       SOLE                   305512            298192
Qualcomm Inc Com               COM              747525103    18685   448400 SH       SOLE                   304800            143600
Republic Services Inc          COM              760759100    27019  1193440 SH       SOLE                   665660            527780
SLM Corp                       COM              78442P106    58315  1496801 SH       SOLE                   840251            656550
Schering Plough Corp           COM              806605101     4441   291410 SH       SOLE                   190310            101100
St. Jude Med Inc               COM              790849103    16793   312320 SH       SOLE                   211320            101000
Steris Corp                    COM              859152100    25282  1098250 SH       SOLE                   535590            562660
TCF Finl Corp                  COM              872275102    33324   694970 SH       SOLE                   330680            364290
United Parcel Service Inc Cl B COM              911312106     7812   122450 SH       SOLE                    83150             39300
Valero Energy Corp New         COM              91913Y100    18586   485655 SH       SOLE                   259005            226650
Varian Medical Systems Inc     COM              92220P105    18593   323470 SH       SOLE                   164700            158770
Veritas Software Corp          COM              923436109    27275   865319 SH       SOLE                   506905            358414
Waters Corporation             COM              941848103    13981   509710 SH       SOLE                   289160            220550
Wellpoint Health Netwks-Cl A   COM              94973H108    14664   190250 SH       SOLE                   129350             60900